INCOME TAX (Details 3) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	$ (1,051,847)	$ (301,971)	$ (1,005,680)
Deferred tax expense (income) recognised in profit or loss	(449,291)	(348,601)	(146,321)
Income tax relating to components of other comprehensive income	(60,960)	(396,125)	878,987
Deferred tax relating to items credited (charged) directly to equity	4,678	(5,150)	(28,957)
Deferred tax liability (asset)	(1,557,420)	(1,051,847)	(301,971)
Deferred tax assets [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	1,637,801	2,271,478	1,363,698
Deferred tax expense (income) recognised in profit or loss	(123,089)	(236,997)	68,921
Income tax relating to components of other comprehensive income	624	(335,925)	878,987
Deferred tax relating to items credited (charged) directly to equity	5,451	(60,755)	(40,128)
Deferred tax liability (asset)	1,520,787	1,637,801	2,271,478
Deferred tax assets [Member] | Debt securities at fair value [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	62,627	290,465	17,317
Deferred tax expense (income) recognised in profit or loss	(30,580)	(5,459)	240,415
Income tax relating to components of other comprehensive income	(23,966)	(212,090)	263,532
Deferred tax relating to items credited (charged) directly to equity	0	(10,289)	(230,799)
Deferred tax liability (asset)	8,081	62,627	290,465
Deferred tax assets [Member] | Equity securities at fair value [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	1,583	323	7,505
Deferred tax expense (income) recognised in profit or loss	(1,254)	(26,416)	(1,082)
Income tax relating to components of other comprehensive income	(321)	27,676	0
Deferred tax relating to items credited (charged) directly to equity	0	0	(6,100)
Deferred tax liability (asset)	8	1,583	323
Deferred tax assets [Member] | Derivative instruments [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	78,740	518,992	555,521
Deferred tax expense (income) recognised in profit or loss	(41,935)	(223,831)	(159,875)
Income tax relating to components of other comprehensive income	0	(165,894)	(19,044)
Deferred tax relating to items credited (charged) directly to equity	0	(50,527)	142,390
Deferred tax liability (asset)	36,805	78,740	518,992
Deferred tax assets [Member] | Accounts receivables [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	16,278	7,852	0
Deferred tax expense (income) recognised in profit or loss	(15,589)	8,426	7,852
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	10	0	0
Deferred tax liability (asset)	699	16,278	7,852
Deferred tax assets [Member] | Differences between the accounting and tax bases of loans and receivables [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	6,014	5,652	30,998
Deferred tax expense (income) recognised in profit or loss	65,924	362	(26,337)
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0	991
Deferred tax liability (asset)	71,938	6,014	5,652
Deferred tax assets [Member] | Allowance for impairment on loans and receivables [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	105,573	96,054	102,662
Deferred tax expense (income) recognised in profit or loss	(39,446)	9,679	12,503
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	0	(160)	(19,111)
Deferred tax liability (asset)	66,127	105,573	96,054
Deferred tax assets [Member] | Allowance for other accounts receivable [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	6,219	18,119	1,897
Deferred tax expense (income) recognised in profit or loss	(1,570)	(11,900)	(1,730)
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0	17,952
Deferred tax liability (asset)	4,649	6,219	18,119
Deferred tax assets [Member] | Financial assets in concession contracts [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	25,837	12,096	11,341
Deferred tax expense (income) recognised in profit or loss	2,571	13,741	588
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	128	0	167
Deferred tax liability (asset)	28,536	25,837	12,096
Deferred tax assets [Member] | Differences between accounting and tax basis of foreclosed assets [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	4,846	13,326	30,180
Deferred tax expense (income) recognised in profit or loss	13,315	(8,480)	(16,854)
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0	0
Deferred tax liability (asset)	18,161	4,846	13,326
Deferred tax assets [Member] | Differences between accounting and tax basis of the cost in property, plant and equipment [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	296,269	58,505	39,561
Deferred tax expense (income) recognised in profit or loss	68,271	237,739	21,074
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	0	25	(2,130)
Deferred tax liability (asset)	364,540	296,269	58,505
Deferred tax assets [Member] | Differences between accounting and tax basis of accumulated of depreciation of property, plant and equipment [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	5,699	5,415	6,938
Deferred tax expense (income) recognised in profit or loss	6,294	284	(1,526)
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0	3
Deferred tax liability (asset)	11,993	5,699	5,415
Deferred tax assets [Member] | Biological asset [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	101	369	4,580
Deferred tax expense (income) recognised in profit or loss	68	(268)	(4,211)
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0	0
Deferred tax liability (asset)	169	101	369
Deferred tax assets [Member] | Differences between accounting and tax basis of deferred charges and of intangible assets [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	113,817	77,055	59,354
Deferred tax expense (income) recognised in profit or loss	30,922	37,167	17,701
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	886	(405)	0
Deferred tax liability (asset)	145,625	113,817	77,055
Deferred tax assets [Member] | Tax losses carry forward [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	385,855	527,153	45,601
Deferred tax expense (income) recognised in profit or loss	(53,556)	(140,623)	3,020
Income tax relating to components of other comprehensive income	0	0	478,532
Deferred tax relating to items credited (charged) directly to equity	55	(675)	0
Deferred tax liability (asset)	332,354	385,855	527,153
Deferred tax assets [Member] | Surplus of presumptive income [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	19,480	166,116	16,147
Deferred tax expense (income) recognised in profit or loss	(16,952)	(146,636)	(13,249)
Income tax relating to components of other comprehensive income	0	0	163,218
Deferred tax relating to items credited (charged) directly to equity	0	0	0
Deferred tax liability (asset)	2,528	19,480	166,116
Deferred tax assets [Member] | Provisions [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	212,695	146,578	126,762
Deferred tax expense (income) recognised in profit or loss	(17,649)	60,716	23,070
Income tax relating to components of other comprehensive income	0	5,706	0
Deferred tax relating to items credited (charged) directly to equity	2,917	(305)	(3,254)
Deferred tax liability (asset)	197,963	212,695	146,578
Deferred tax assets [Member] | Employee benefits [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	104,606	101,224	104,872
Deferred tax expense (income) recognised in profit or loss	(29,658)	(5,718)	3,927
Income tax relating to components of other comprehensive income	23,976	8,677	(7,251)
Deferred tax relating to items credited (charged) directly to equity	0	423	(324)
Deferred tax liability (asset)	98,924	104,606	101,224
Deferred tax assets [Member] | Goodwill [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	0	6,947	6,947
Deferred tax expense (income) recognised in profit or loss		(6,947)	0
Income tax relating to components of other comprehensive income		0	0
Deferred tax relating to items credited (charged) directly to equity		0	0
Deferred tax liability (asset)		0	6,947
Deferred tax assets [Member] | Deferred income [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	113,380	35,857	8,092
Deferred tax expense (income) recognised in profit or loss	(113,380)	77,523	30,574
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0	(2,809)
Deferred tax liability (asset)	0	113,380	35,857
Deferred tax assets [Member] | Lease agreement [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	9,160	8,414	7,315
Deferred tax expense (income) recognised in profit or loss	(1,118)	746	1,099
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0	0
Deferred tax liability (asset)	8,042	9,160	8,414
Deferred tax assets [Member] | Other [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	69,022	174,966	180,108
Deferred tax expense (income) recognised in profit or loss	52,233	(107,102)	(68,038)
Income tax relating to components of other comprehensive income	935	0	0
Deferred tax relating to items credited (charged) directly to equity	1,455	1,158	62,896
Deferred tax liability (asset)	123,645	69,022	174,966
Deferred tax liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(2,689,648)	(2,573,449)	(2,369,378)
Deferred tax expense (income) recognised in profit or loss	(326,202)	(111,604)	(215,242)
Income tax relating to components of other comprehensive income	(61,584)	(60,200)	0
Deferred tax relating to items credited (charged) directly to equity	(773)	55,605	11,171
Deferred tax liability (asset)	(3,078,207)	(2,689,648)	(2,573,449)
Deferred tax liabilities [Member] | Debt securities at fair value [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(27,278)	(19,943)	9,509
Deferred tax expense (income) recognised in profit or loss	29,105	44,338	(243,790)
Income tax relating to components of other comprehensive income	(46,319)	(51,673)	0
Deferred tax relating to items credited (charged) directly to equity	0	0	214,338
Deferred tax liability (asset)	(44,492)	(27,278)	(19,943)
Deferred tax liabilities [Member] | Equity securities at fair value [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(100,484)	(104,317)	(103,469)
Deferred tax expense (income) recognised in profit or loss	302	(9,072)	103
Income tax relating to components of other comprehensive income	33	13,059	0
Deferred tax relating to items credited (charged) directly to equity	952	(154)	(951)
Deferred tax liability (asset)	(121,226)	(100,484)	(104,317)
Deferred tax liabilities [Member] | Derivative instruments [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(67,974)	(333,317)	(346,677)
Deferred tax expense (income) recognised in profit or loss	(15,190)	240,468	149,307
Income tax relating to components of other comprehensive income	(4,361)	(21,586)	0
Deferred tax relating to items credited (charged) directly to equity	0	46,461	(135,947)
Deferred tax liability (asset)	(87,525)	(67,974)	(333,317)
Deferred tax liabilities [Member] | Accounts receivables [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(260,621)	0
Deferred tax expense (income) recognised in profit or loss	(46,335)	(260,621)
Income tax relating to components of other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax liability (asset)	(306,956)	(260,621)	0
Deferred tax liabilities [Member] | Differences between the accounting and tax bases of loans and receivables [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(268,747)	(238,492)	(77,205)
Deferred tax expense (income) recognised in profit or loss	(53,999)	(30,255)	(27,030)
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0	(134,257)
Deferred tax liability (asset)	(322,746)	(268,747)	(238,492)
Deferred tax liabilities [Member] | Allowance for impairment on loans and receivables [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(275,785)	(227,336)	(366,953)
Deferred tax expense (income) recognised in profit or loss	(122,053)	(48,449)	5,457
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0	134,160
Deferred tax liability (asset)	(397,838)	(275,785)	(227,336)
Deferred tax liabilities [Member] | Financial assets in concession contracts [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(718,496)	(627,666)
Deferred tax expense (income) recognised in profit or loss	20,548	(90,830)
Income tax relating to components of other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	(2,790)	0
Deferred tax liability (asset)	(700,738)	(718,496)	(627,666)
Deferred tax liabilities [Member] | Differences between accounting and tax basis of foreclosed assets [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(46,783)	(83,774)	(60,587)
Deferred tax expense (income) recognised in profit or loss	(25,426)	36,991	(44,414)
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0	21,227
Deferred tax liability (asset)	(72,209)	(46,783)	(83,774)
Deferred tax liabilities [Member] | Differences between accounting and tax basis of the cost in property, plant and equipment [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(400,180)	(355,478)	(453,088)
Deferred tax expense (income) recognised in profit or loss	36,404	(44,865)	98,866
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	(38)	163	(1,256)
Deferred tax liability (asset)	(363,814)	(400,180)	(355,478)
Deferred tax liabilities [Member] | Differences between accounting and tax basis of accumulated of depreciation of property, plant and equipment [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(209,549)	(227,591)	(207,123)
Deferred tax expense (income) recognised in profit or loss	30,948	18,114	(23,775)
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	(1,276)	(72)	3,307
Deferred tax liability (asset)	(179,877)	(209,549)	(227,591)
Deferred tax liabilities [Member] | Biological asset [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(6,806)	(17,578)	(10,098)
Deferred tax expense (income) recognised in profit or loss	(9,777)	3,320	(7,480)
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	0	7,452	0
Deferred tax liability (asset)	(16,583)	(6,806)	(17,578)
Deferred tax liabilities [Member] | Differences between accounting and tax basis of deferred charges and of intangible assets [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(60,598)	(60,003)	(33,639)
Deferred tax expense (income) recognised in profit or loss	(47,123)	(595)	(26,364)
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0	0
Deferred tax liability (asset)	(107,721)	(60,598)	(60,003)
Deferred tax liabilities [Member] | Provisions [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(471)	(1,961)	(24,468)
Deferred tax expense (income) recognised in profit or loss	(62)	1,490	18,448
Income tax relating to components of other comprehensive income	116	0	0
Deferred tax relating to items credited (charged) directly to equity	(158)	0	4,059
Deferred tax liability (asset)	(575)	(471)	(1,961)
Deferred tax liabilities [Member] | Goodwill [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(86,036)	(42,822)	(23,166)
Deferred tax expense (income) recognised in profit or loss	(83,639)	(43,214)	(19,656)
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0	0
Deferred tax liability (asset)	(169,675)	(86,036)	(42,822)
Deferred tax liabilities [Member] | Deferred income [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(34,613)	(26,940)
Deferred tax expense (income) recognised in profit or loss	(5,921)	(7,673)
Income tax relating to components of other comprehensive income	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax liability (asset)	(40,534)	(34,613)	(26,940)
Deferred tax liabilities [Member] | Other [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(65,400)	(152,823)	(137,604)
Deferred tax expense (income) recognised in profit or loss	(30,128)	85,669	81,121
Income tax relating to components of other comprehensive income	(11,053)	0	0
Deferred tax relating to items credited (charged) directly to equity	2,537	1,755	(96,340)
Deferred tax liability (asset)	(104,044)	(65,400)	(152,823)
Deferred tax liabilities [Member] | Provision for foreclosed assets [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	(37,798)	(15,198)	(10,070)
Deferred tax expense (income) recognised in profit or loss	(3,856)	(22,600)	(5,151)
Income tax relating to components of other comprehensive income	0	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0	23
Deferred tax liability (asset)	(41,654)	(37,798)	(15,198)
Deferred tax liabilities [Member] | Unrealized profits of foreign subsidiaries [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)	$ (22,029)	(38,209)	(17,974)
Deferred tax expense (income) recognised in profit or loss		16,180	(20,235)
Income tax relating to components of other comprehensive income		0	0
Deferred tax relating to items credited (charged) directly to equity		0	0
Deferred tax liability (asset)		(22,029)	(38,209)
Deferred tax liabilities [Member] | Accumulative translation adjustment in foreign operations [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)		(26,940)	(22,661)
Deferred tax expense (income) recognised in profit or loss			(7,088)
Income tax relating to components of other comprehensive income			0
Deferred tax relating to items credited (charged) directly to equity			2,809
Deferred tax liability (asset)			(26,940)
Deferred tax liabilities [Member] | Financial and intangible assets in concession contracts [Member]
Disclosure of income tax [Line Items]
Deferred tax liability (asset)		$ (627,666)	(484,105)
Deferred tax expense (income) recognised in profit or loss			(143,561)
Income tax relating to components of other comprehensive income			0
Deferred tax relating to items credited (charged) directly to equity			0
Deferred tax liability (asset)			$ (627,666)